Other Assets	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Other Assets
14	OTHER ASSETS

	As at 31 December 2022 RMB million	As at 31 December 2021 RMB million
Land use rights(i)	8,092	8,107
Disbursements	6,255	5,330
Automated policy loans	3,855	3,673
Investments receivable and prepaid	1,029	9,493
Due from related parties	963	717
Tax prepaid	171	3,353
Prepayments to constructors	77	101
Others	7,891	8,927

Total	28,333	39,701

Current	18,439	30,756
Non-current	9,894	8,945

Total	28,333	39,701

(i)	The Group’s right-of-use assets include the above land use rights and right-of-use assets disclosed in Note 7.